Segment information - Summary of Net Sales by Segment and Geographical Area (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Net sales	€ 43,626	€ 41,081	€ 37,817	[1]
Biopharma (operating segment)
Disclosure of geographical areas [line items]
Net sales	43,626	41,081	37,817	[2],[3]
Disclosure of operating segments [line items]
Business operating income	12,123	11,285	11,155	[3]
Biopharma (operating segment) | Dupixent [Member]
Disclosure of geographical areas [line items]
Net sales	15,714	13,072	10,715	[2]
Biopharma (operating segment) | Aubagio [Member]
Disclosure of geographical areas [line items]
Net sales	238	379	955	[2]
Biopharma (operating segment) | Industrial Sales [Member]
Disclosure of geographical areas [line items]
Net sales	483	523	551	[2]
Biopharma (operating segment) | Polio Pertussis Hib Vaccines [Member]
Disclosure of geographical areas [line items]
Net sales	2,554	2,741	2,766	[2]
Biopharma (operating segment) | Influenza Vaccines [Member]
Disclosure of geographical areas [line items]
Net sales	2,314	2,555	2,895	[2]
Biopharma (operating segment) | Pharmaceuticals Segment [member]
Disclosure of geographical areas [line items]
Net sales		41,081
Biopharma (operating segment) | RSV Vaccines (Beyfortus)
Disclosure of geographical areas [line items]
Net sales	1,781	1,686	547	[2]
Biopharma (operating segment) | Meningitis, Travel And Endemics Vaccines
Disclosure of geographical areas [line items]
Net sales	1,287	1,316	1,266	[2]
Biopharma (operating segment) | Nexviazyme
Disclosure of geographical areas [line items]
Net sales	790	667	425	[2]
Biopharma (operating segment) | Sarclisa
Disclosure of geographical areas [line items]
Net sales	588	471	381	[2]
Biopharma (operating segment) | ALTUVIIIO
Disclosure of geographical areas [line items]
Net sales	1,160	682	159
Biopharma (operating segment) | Rezurock
Disclosure of geographical areas [line items]
Net sales	490	470	310	[2]
Biopharma (operating segment) | Cablivi
Disclosure of geographical areas [line items]
Net sales	271	249	227
Biopharma (operating segment) | Xenpozyme
Disclosure of geographical areas [line items]
Net sales	228	151	91	[2]
Biopharma (operating segment) | Tzield
Disclosure of geographical areas [line items]
Net sales	63	54	25
Europe
Disclosure of geographical areas [line items]
Net sales	9,169	9,027	8,816	[4]
Europe | Biopharma (operating segment)
Disclosure of geographical areas [line items]
Net sales	9,169	9,027	8,816
Europe | Biopharma (operating segment) | Dupixent [Member]
Disclosure of geographical areas [line items]
Net sales	1,957	1,618	1,224
Europe | Biopharma (operating segment) | Aubagio [Member]
Disclosure of geographical areas [line items]
Net sales	67	152	437
Europe | Biopharma (operating segment) | Industrial Sales [Member]
Disclosure of geographical areas [line items]
Net sales	472	520	528
Europe | Biopharma (operating segment) | Polio Pertussis Hib Vaccines [Member]
Disclosure of geographical areas [line items]
Net sales	450	497	477
Europe | Biopharma (operating segment) | Influenza Vaccines [Member]
Disclosure of geographical areas [line items]
Net sales	556	640	919
Europe | Biopharma (operating segment) | RSV Vaccines (Beyfortus)
Disclosure of geographical areas [line items]
Net sales	601	440	140
Europe | Biopharma (operating segment) | Meningitis, Travel And Endemics Vaccines
Disclosure of geographical areas [line items]
Net sales	212	204	157
Europe | Biopharma (operating segment) | Nexviazyme
Disclosure of geographical areas [line items]
Net sales	279	201	100
Europe | Biopharma (operating segment) | Sarclisa
Disclosure of geographical areas [line items]
Net sales	174	134	111
Europe | Biopharma (operating segment) | ALTUVIIIO
Disclosure of geographical areas [line items]
Net sales	0	0	0
Europe | Biopharma (operating segment) | Rezurock
Disclosure of geographical areas [line items]
Net sales	18	28	5
Europe | Biopharma (operating segment) | Cablivi
Disclosure of geographical areas [line items]
Net sales	107	93	98
Europe | Biopharma (operating segment) | Xenpozyme
Disclosure of geographical areas [line items]
Net sales	89	46	31
Europe | Biopharma (operating segment) | Tzield
Disclosure of geographical areas [line items]
Net sales	2	1	0
United States
Disclosure of geographical areas [line items]
Net sales	22,176	19,986	17,262	[4]
United States | Biopharma (operating segment) | Dupixent [Member]
Disclosure of geographical areas [line items]
Net sales	11,538	9,544	8,145
United States | Biopharma (operating segment) | Aubagio [Member]
Disclosure of geographical areas [line items]
Net sales	135	187	460
United States | Biopharma (operating segment) | Industrial Sales [Member]
Disclosure of geographical areas [line items]
Net sales	1	1	4
United States | Biopharma (operating segment) | Polio Pertussis Hib Vaccines [Member]
Disclosure of geographical areas [line items]
Net sales	632	679	721
United States | Biopharma (operating segment) | Influenza Vaccines [Member]
Disclosure of geographical areas [line items]
Net sales	1,328	1,433	1,406
United States | Biopharma (operating segment) | Pharmaceuticals Segment [member]
Disclosure of geographical areas [line items]
Net sales	22,176	19,986	17,262
United States | Biopharma (operating segment) | RSV Vaccines (Beyfortus)
Disclosure of geographical areas [line items]
Net sales	723	1,068	407
United States | Biopharma (operating segment) | Meningitis, Travel And Endemics Vaccines
Disclosure of geographical areas [line items]
Net sales	720	736	730
United States | Biopharma (operating segment) | Nexviazyme
Disclosure of geographical areas [line items]
Net sales	393	361	272
United States | Biopharma (operating segment) | Sarclisa
Disclosure of geographical areas [line items]
Net sales	244	200	165
United States | Biopharma (operating segment) | ALTUVIIIO
Disclosure of geographical areas [line items]
Net sales	979	617	155
United States | Biopharma (operating segment) | Rezurock
Disclosure of geographical areas [line items]
Net sales	425	425	303
United States | Biopharma (operating segment) | Cablivi
Disclosure of geographical areas [line items]
Net sales	143	136	112
United States | Biopharma (operating segment) | Xenpozyme
Disclosure of geographical areas [line items]
Net sales	95	81	52
United States | Biopharma (operating segment) | Tzield
Disclosure of geographical areas [line items]
Net sales	59	52	25
Other Countries In Segment Results [Member] | Biopharma (operating segment) | Dupixent [Member]
Disclosure of geographical areas [line items]
Net sales	2,219	1,910	1,346
Other Countries In Segment Results [Member] | Biopharma (operating segment) | Aubagio [Member]
Disclosure of geographical areas [line items]
Net sales	36	40	58
Other Countries In Segment Results [Member] | Biopharma (operating segment) | Industrial Sales [Member]
Disclosure of geographical areas [line items]
Net sales	10	2	19
Other Countries In Segment Results [Member] | Biopharma (operating segment) | Polio Pertussis Hib Vaccines [Member]
Disclosure of geographical areas [line items]
Net sales	1,472	1,565	1,568
Other Countries In Segment Results [Member] | Biopharma (operating segment) | Influenza Vaccines [Member]
Disclosure of geographical areas [line items]
Net sales	430	482	570
Other Countries In Segment Results [Member] | Biopharma (operating segment) | Pharmaceuticals Segment [member]
Disclosure of geographical areas [line items]
Net sales	12,281	12,068	11,739
Other Countries In Segment Results [Member] | Biopharma (operating segment) | RSV Vaccines (Beyfortus)
Disclosure of geographical areas [line items]
Net sales	457	178	0
Other Countries In Segment Results [Member] | Biopharma (operating segment) | Meningitis, Travel And Endemics Vaccines
Disclosure of geographical areas [line items]
Net sales	355	376	379
Other Countries In Segment Results [Member] | Biopharma (operating segment) | Nexviazyme
Disclosure of geographical areas [line items]
Net sales	118	105	53
Other Countries In Segment Results [Member] | Biopharma (operating segment) | Sarclisa
Disclosure of geographical areas [line items]
Net sales	170	137	105
Other Countries In Segment Results [Member] | Biopharma (operating segment) | ALTUVIIIO
Disclosure of geographical areas [line items]
Net sales	181	65	4
Other Countries In Segment Results [Member] | Biopharma (operating segment) | Rezurock
Disclosure of geographical areas [line items]
Net sales	47	17	2
Other Countries In Segment Results [Member] | Biopharma (operating segment) | Cablivi
Disclosure of geographical areas [line items]
Net sales	21	20	17
Other Countries In Segment Results [Member] | Biopharma (operating segment) | Xenpozyme
Disclosure of geographical areas [line items]
Net sales	44	24	8
Other Countries In Segment Results [Member] | Biopharma (operating segment) | Tzield
Disclosure of geographical areas [line items]
Net sales	€ 2	€ 1	€ 0

[1]	(a)2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
[2]	(a) 2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
[3]	(a)2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
[4]	(a)2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).